N-6	May 30, 2025
Prospectus:
Document Type	N-6
Entity Registrant Name	NATIONWIDE VLI SEPARATE ACCOUNT 4
Entity Central Index Key	0001041357
Entity Investment Company Type	N-6
Document Period End Date	May 30, 2025
Amendment Flag	false
Nationwide Innovator Corporate VUL
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	1. The following underlying mutual fund is offered as an investment option under the contract or policy. Effective June 18, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I

Nationwide Innovator Corporate VUL | NationwideVariableInsuranceTrustNVITGQGUSQualityEquityFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I